OPERATING LEASE - Schedule Of Supplemental Cash Flow Information Related To Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING LEASE
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 188,137	¥ 184,101	¥ 154,626